LEASES (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Operating leases:
Operating lease right of use assets	$ 50,935	$ 63,356
Current operating lease liabilities	55,022	47,904
Non-current operating lease liabilities	0	7,103
Total operating lease liabilities	$ 55,022	$ 55,007